Revenue Information (Tables)	12 Months Ended
Dec. 31, 2024
Revenue Information [Abstract]
Schedule of Revenue

Revenue consists of the following:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Base commission from transactions	201,907	269,640	320,757
Innovation initiatives and other value-added services	44,041	15,317	18,347
Total	245,948	284,957	339,104